Offerings	May 15, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.875% Guaranteed Notes due 2028
Maximum Aggregate Offering Price	$ 920,732,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 127,153.09
Offering Note	(1) The value of the securities canceled upon the issuance of the securities registered on this Form F-4, calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended, is equal to the principal amount of such securities. (2) The aggregate principal amount of each series of Exchange Notes to be issued will be determined upon completion of the Exchange Offers to which this registration statement relates. Shell plc will fully and unconditionally guarantee the Exchange Notes issued by Shell Finance US Inc. as to payment of principal, premium (if any), interest and any other amounts due. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.375% Guaranteed Notes due 2038
Maximum Aggregate Offering Price	$ 2,063,148,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 284,920.74
Offering Note	(1) The value of the securities canceled upon the issuance of the securities registered on this Form F-4, calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended, is equal to the principal amount of such securities. (2) The aggregate principal amount of each series of Exchange Notes to be issued will be determined upon completion of the Exchange Offers to which this registration statement relates. Shell plc will fully and unconditionally guarantee the Exchange Notes issued by Shell Finance US Inc. as to payment of principal, premium (if any), interest and any other amounts due. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.500% Guaranteed Notes due 2040
Maximum Aggregate Offering Price	$ 802,108,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,771.11
Offering Note	(1) The value of the securities canceled upon the issuance of the securities registered on this Form F-4, calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended, is equal to the principal amount of such securities. (2) The aggregate principal amount of each series of Exchange Notes to be issued will be determined upon completion of the Exchange Offers to which this registration statement relates. Shell plc will fully and unconditionally guarantee the Exchange Notes issued by Shell Finance US Inc. as to payment of principal, premium (if any), interest and any other amounts due. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.125% Guaranteed Notes due 2041
Maximum Aggregate Offering Price	$ 691,199,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 95,454.58
Offering Note	(1) The value of the securities canceled upon the issuance of the securities registered on this Form F-4, calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended, is equal to the principal amount of such securities. (2) The aggregate principal amount of each series of Exchange Notes to be issued will be determined upon completion of the Exchange Offers to which this registration statement relates. Shell plc will fully and unconditionally guarantee the Exchange Notes issued by Shell Finance US Inc. as to payment of principal, premium (if any), interest and any other amounts due. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.125% Guaranteed Notes due 2049
Maximum Aggregate Offering Price	$ 993,714,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,231.90
Offering Note	(1) The value of the securities canceled upon the issuance of the securities registered on this Form F-4, calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended, is equal to the principal amount of such securities. (2) The aggregate principal amount of each series of Exchange Notes to be issued will be determined upon completion of the Exchange Offers to which this registration statement relates. Shell plc will fully and unconditionally guarantee the Exchange Notes issued by Shell Finance US Inc. as to payment of principal, premium (if any), interest and any other amounts due. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.000% Guaranteed Notes due 2051
Maximum Aggregate Offering Price	$ 876,828,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 121,089.95
Offering Note	(1) The value of the securities canceled upon the issuance of the securities registered on this Form F-4, calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended, is equal to the principal amount of such securities. (2) The aggregate principal amount of each series of Exchange Notes to be issued will be determined upon completion of the Exchange Offers to which this registration statement relates. Shell plc will fully and unconditionally guarantee the Exchange Notes issued by Shell Finance US Inc. as to payment of principal, premium (if any), interest and any other amounts due. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.